Business Organization and Nature of Operations (Details Narrative) - Copa Di Vino Corporation [Member]	1 Months Ended
Dec. 24, 2020 USD ($)
Convertible Note	$ 2,000,000
Asset Purchase Agreement [Member]
Total purchase price	5,980,000
Cash Consideration	$ 2,000,000